LEASES	3 Months Ended
Mar. 31, 2022
LEASES
LEASES

NOTE 22 – LEASES

Lease liability refers mainly to energy purchase agreements entered into with Independent Power Producers (PIEs) which provide for the transfer of a significant portion of risks and benefits at the end of the agreement. These contracts were already classified as finance leases before the adoption of IFRS 16 – Leases, as they were signed with the PIEs in 2005 for a term of 20 years and transferred from Amazonas Energia S.A. to Amazonas GT (incorporated by Eletronorte) during the desverticalization process. Buildings, vehicles, and equipment are also included in these contracts.

The change in liabilities is shown in the table below:

Opening balance as of December 31, 2021 and 2020	903,484	1,053,194
New contracts/Remeasures	3,249	3,587
Interest incurred	133,896	110,943
Payments	(183,225)	(161,148)
Final balance on March 31, 2022 and 2021	857,404	1,006,576

	3/31/2022	3/31/2021
Current	208,604	209,536
Non-current	648,800	797,040
Total	857,404	1,006,576

Fixed and variable rents, as well as those related to short-term and low-value contracts, for the three-month periods ended March 31, 2022 and 2021 were as follows:

	3/31/2022	3/31/2021
Short-term leases	546	3,256
Low-cost leases	11,189	6,197
Variable lease expenses	237	221

The maturities of non-current liabilities are shown in the table below:

3/31/2022
2023	166,601
2024	208,802
2025	153,614
2026	40,541
2027	31,790
After 2027	47,452
Total	648,800

The table below shows that the potential right to recorver PIS/COFINS is embedded in the lease consideration, according to the period foreseen for payment.

	3/31/2022	3/12/2021
Consideration of the lease	183,225	164,353
PIS/COFINS potential (9.25%)	16,948	15,203